Offerings - Offering: 1	Sep. 24, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Floating Rate Notes due 2076
Amount Registered | shares	185,883,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 185,883,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 25,670.44
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-293558), as amended by Post-Effective Amendment No. 1 thereto filed with the Commission on July 1, 2026, in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.